Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Controlled Entity of Related Party Transactions
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.07%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.23	12.31.22
Regular Directors	95	79
General Manager	1	1
Area and department Managers	96	95
Total	192	175

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.23	12.31.22
Total Amount of Credit Assistance	18,191,375	17,145,236
Number of Addressees (quantities)	266	279
- Natural Persons	218	219
- Legal Entities	48	60
Average Amount of Credit Assistance	68,389	61,453
Maximum Assistance	4,922,808	2,627,944

Summary of Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.23	12.31.22
Assets
Cash and Due from Banks	32,925,610	15,722,561
Debt Securities at Fair Value through Profit or Loss	14,192,140	12,636,623
Derivative Financial Instruments	6,460,870	3,865,120
Repurchase Transactions	21,381,414	33,994,862
Other Financial Assets	9,872,423	161,060
Loans and Other Financing	65,878,587	110,405,186
Other Debt Securities	—	1,129,230
Total Assets	150,711,044	177,914,642
Liabilities
Deposits	42,792,375	22,897,792
Derivative Financial Instruments	6,460,870	3,865,121
Repurchase Transactions	21,381,414	33,994,862
Other Financial Liabilities	7,598,375	233,462
Financing Received from the Argentine Central Bank and other Financial Institutions	57,578,136	102,977,285
Debt Securities Issued	12,017,844	13,765,853
Subordinated Debt Securities	2,174,296	—
Liabilities for Insurance Contracts	4,122	13,490
Other Non-financial Liabilities	703,620	166,777
Total Liabilities	150,711,052	177,914,642

	12.31.23	12.31.22	12.31.21
Income (Loss)
Net Income (Loss) from Interest	2,726,778	6,536,244	(3,431,444)
Net Fee Income (Expense)	10,071,566	9,262,528	10,751,388
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(4,902,244)	(7,032,117)	2,055,661
Other Operating Income (Expense)	7,497,114	8,029,042	9,613,987
Income from Insurance Business	—	—	(18,802,510)
Insurance Business Result	(15,098,338)	(15,435,857)	—
Administrative Expenses	(825,369)	(1,649,430)	(852,450)
Other Operating Expenses	(1,682)	(50,735)	(44,427)
Total Income	(532,175)	(340,325)	(709,795)